Schedule of Warranty Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FG Group Holdings Inc [Member]
Warranty accrual at beginning of year	$ 309	$ 136
Charged to expense	347	299
Claims paid, net of recoveries	(192)	(117)
Foreign currency adjustment	11	(9)
Warranty accrual at end of year	475	309
Strong Global Entertainment Inc [Member]
Warranty accrual at beginning of year	309	136
Charged to expense	347	299
Claims, net of recoveries	(192)	(117)
Foreign currency adjustment	11	(9)
Warranty accrual at end of year	$ 475	$ 309